Financial Assets and Liabilities Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Assets and Liabilities Fair Value
Note 7 — Financial Assets and Liabilities Fair Value
Financial liabilities consist of trade and other payables, lease liability, derivative warrant liabilities and derivative earnout liability.
The carrying amount of cash, trade and other payables approximate their fair value due to their short-term nature. The fair values of these financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Lease liabilities are measured at amortized cost based on the present value of the contractual payments due to the lessor over the lease term.
Derivative Warrant Liabilities
At January 1, 2023 a total of 167,000 Private Placement Warrants and 4,600,000 Public Warrants (collectively, the
“Warrants”
) were outstanding. In the six months ended June 30, 2023, no new warrants were issued and 749,679 were exercised at a price of $11.50 per ordinary share, nominal value €0.12 per share, of the Company (the “
Ordinary Shares
”), for total proceeds of €8.0 million. At June 30, 2023, the Company had 3,850,321 and 167,000 Public Warrants and Private Placement Warrants outstanding, respectively.
The fair value of the outstanding Warrants increased from $0.87 per warrant as of December 31, 2022 to $2.09 per warrant at June 30, 2023. At the moment of exercise, the fair value of a Warrant is calculated as the difference between the exercise price and the closing price on the date of exercise of an Ordinary Share trading on Nasdaq under the ticker NAMS. For the six months ended June 30, 2023, the Group recognized a charge of €5.4 million in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under fair value change – derivative earnout and warrants expense.
Derivative Earnout Liability
The Business Combination Agreement contemplates the issuance of Earnout Shares, totaling 1,886,137 Ordinary Shares, contingent upon the achievement of a development milestone. At December 31, 2022, 1,725,358 Earnout Shares were allocated to Participating Shareholders. During the period a Participating Optionholder forfeited their rights with respect to a total of 409 Earnout Shares. These shares were reallocated pro rata among the remaining pool of Earnout Shares. As a result, at June 30, 2023 an additional 374 Earnout Shares were allocated to Participating Shareholders for a total of 1,725,732 Earnout Shares.
At December 31, 2022, the fair value of the 1,725,358 Earnout Shares allocated to Participating Shareholders was €7.1 million. At June 30, 2023, the fair value of the 1,725,732 Earnout Shares allocated to Participating Shareholders was €7.6 million. The remeasurement of the financial liability resulted in a charge of €0.6 million in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under fair value change – derivative earnout and warrants expense.
Fair value measurements
The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Public Warrants are considered liquid and are actively listed on Nasdaq and have been measured at fair value using the quoted price (Level 1).

The Private Placement Warrants have been measured at fair value using inputs other than quoted prices included in Level 1 that are observable for the liability (Level 2), since the terms of the Private Placement Warrants are considered to be nearly identical to the Public Warrants, and the Public Warrants have an observable price in the active market. For these reasons, the measurement of the Private Placement Warrants can be indirectly derived from the quoted price of the Public Warrants.
Based upon an assumed zero dividend rate and the fact that no strike price exists that would have led to any volatility measure relative to the Company’s share price, the fair value of the Earnout Shares allocated to Participating Shareholders resulting from the Black-Scholes pricing model is driven by the Company’s closing share price as a Level 1 input and the probability of milestone completion, estimated by management to be 40%, as a Level 3 input. As management’s judgment of the probability of milestone completion remained constant during the period, the change in fair value resulted from the Company’s price per share between the valuations performed at December 31, 2022 and at June 30, 2023. The resulting per share fair value of the Earnout Shares allocated to Participating Shareholders is €4.38 at June 30, 2023, compared to a per share fair value of €4.09 at the December 31, 2022.
The following table shows the carrying amounts of the financial liabilities measured at fair value through profit and loss on a recurring basis:

	Level 1	Level 2	Level 3	Total
Liabilities measured at FVTPL
Derivative warrant liability (Public Warrants)	7,406	—	—	7,406
Derivative warrant liability (Private Placement Warrants)	—	321	—	321
Derivative earnout liability	—	—	7,553	7,553

Total financial liabilities	7,406	321	7,553	15,280

Note 17 — Financial Assets and Liabilities Fair Value
Financial liabilities consist of trade and other payables, lease liability, derivative warrant liabilities and derivative earnout liability.
The carrying amount of cash, trade and other payables approximate their fair value due to their short-term nature. The fair values of these financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Lease liabilities are measured at amortized cost based on the present value of the contractual payments due to the lessor over the lease term.
Derivative Warrant Liabilities
Immediately following the Merger mentioned in Note 4, each outstanding warrant to purchase a Class A ordinary share, par value $0.0001 per share, of FLAC became a warrant to purchase one Ordinary Share, on substantially the same terms as were in effect immediately prior to the Closing Date which resulted in the issuance of 167,000 Private Placement Warrants and 4,600,000 Public Warrants (collectively, the
“Warrants”
) and were considered part of the net assets of FLAC at the time of the Merger. The Company assumed and continues to hold these warrants on the same terms as before (to the extent applicable). No new warrants were issued and no existing Warrants were exercised or redeemed from the Closing Date to December 31, 2022. At December 31, 2022, the Group had 4,600,000 and 167,000 Public Warrants and Private Placement Warrants outstanding, respectively.
Both Private Placement Warrants and Public Warrants entitle the holder to convert each warrant into one Ordinary Share of the Company of €0.12 par value at an exercise price of $11.50 per Ordinary Share at any time commencing 30 days after the date after the Closing Date.
Once exercisable, the Company may call the Warrants for redemption if the closing market price of Ordinary Shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of the redemption is given to the warrant holders (the “
Reference Value
”). The Company may redeem the outstanding Warrants if the Reference Value equals or exceeds $10.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which notice of the redemption is given to the warrant holders. The terms of the Private Placement Warrants are identical to the Public Warrants except if the Reference Value is less than $18.00 per share, the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.
Until Warrant holders acquire the Ordinary Shares upon exercise of such Warrants, they will have no voting or economic rights. The Warrants will expire on November 23, 2027, five years after the date after the Closing Date, or earlier upon redemption or liquidation in accordance with their terms.
As there are no elements in the Warrants that give the Company the possibility to prevent the warrant owners to convert their warrants within 12 months the Company has classified the derivative warrant liabilities as a current liability.
The fair value of the Warrants increased from $0.80 per warrant as of the Closing Date to $0.87 per warrant at December 31, 2022. Consequently, for the year ended December 31, 2022, the Group has recognized a charge of €0.3 million in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under fair value change – derivative earnout and warrants expense.
Derivative Earnout Liability
As mentioned in Note 4, the Business Combination Agreement contemplates the issuance of Earnout Shares, totaling 1,886,137 Ordinary Shares, contingent upon the achievement of a development milestone. Of the total Earnout Shares 1,725,358 Earnout Shares are currently allocated to Participating Shareholders. The development milestone consists of achievement and public announcement of Positive Phase 3 Data (as defined in the Business Combination Agreement) for each of the Company’s BROADWAY clinical trial and BROOKLYN clinical trial at any time during the period beginning on the day prior to the Closing Date and ending on the date that is five years after the Closing Date (the “
Earnout Period
”). As the development milestone has not yet been achieved, no Earnout Shares have been issued as of December 31, 2022, and no Earnout Shares will be issuable if the applicable milestone is not achieved within the Earnout Period.
At the closing of the Merger, the fair value of the Earnout Shares allocated to Participating Shareholders was €6.4 million. The financial liability was remeasured at December 31, 2022 which resulted in a charge of €0.7 million in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under fair value change – derivative earnout and warrants expense.
Fair value measurements
The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Public Warrants are considered liquid and are actively listed on Nasdaq and have been measured at fair value using the quoted price (Level 1).
The Private Placement Warrants have been measured at fair value using inputs other than quoted prices included in Level 1 that are observable for the liability (Level 2), since the terms of the Private Placement Warrants are considered to be nearly identical to the Public Warrants, and the Public Warrants have an observable price in the active market. For these reasons, the measurement of the Private Placement Warrants can be indirectly derived from the quoted price of the Public Warrants.
The estimated fair value of the Earnout Shares to Participating Shareholders was determined using Level 3 inputs, other than the Company’s share price as a Level 1 input, as no observable market inputs were available. The Earnout Shares allocated to Participating Shareholders have been measured at fair value using a Black-Scholes pricing model. Inputs to the fair value of the derivative earnout liability are as follows:

December 31, 2022
Share value (USD)	10.90
Volatility (%)	33%–35%
Expected Range of milestone completion (years)	1.33–1.67
Probability of milestone completion	40%
Dividend yield	0%
Risk-free rate	4.50%–4.60%
Strike price (USD)	0.00
The initial recognition of the Earnout Shares allocated to Participating Shareholders included the same Level 3 inputs except for the share value which was €9.61 per share at the Closing Date (translated at the per share price of $9.87 at the Closing Date).
The assumptions used to determine the fair value of the Earnout Shares allocated to Participating Shareholders represent management’s best estimates. The Group estimates the volatility of its Earnout Shares allocated to Participating Shareholders from historical volatility of selected peer companies’ common stock that matches the expected timing of the milestone completion date. The expected timing of the milestone completion date is based on management’s estimation and relevant industry targets. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.
Given the assumed zero dividend rate and the fact that no strike price exists that would have led to any volatility measure relative to the Company’s share price, the fair value of the Earnout Shares allocated to Participating Shareholders resulting from the Black-Scholes pricing model is driven by the Company’s closing share price as a Level 1 input and the probability of milestone completion as a Level 3 input. As management’s judgment of the probability of milestone completion remained constant during the period, the change in fair value resulted from the Company’s price per share between the valuations performed at the Closing Date and at December 31, 2022. The resulting per share fair value of the Earnout Shares allocated to Participating Shareholders is €4.09 at December 31, 2022, compared to a per share fair value of €3.84 at the Closing Date.
The following table summarizes the results of changes to the probability of the milestone completion, as being the significant unobservable Level 3 input and key sensitive parameter used in the valuation model on the fair value of the allocated to Participating Shareholders:

Increase/(decrease) on profit before tax/equity (in €‘000s)
Changes to parameters
Increase in probability of milestone achievement by 20%	(3,526)
Decrease in probability of milestone achievement by 20%	3,526

Refer to Note 16 for a sensitivity analysis over the change in the Company’s share prices on the fair value of the Earnout Shares allocated to Participating Shareholders, with all other variables held constant. The derivative earnout liability, which is classified as Level 3, was initially recognized on the Closing Date during the year. The only change during the year related to its remeasurement which resulted in an increase to the liability and a corresponding charge of €0.7 million in profit or loss, which has been presented as a change in the fair value of derivative earnout liability under fair value change—earnout and warrants expense.
The following table shows the carrying amounts of the financial liabilities measured at fair value through profit and loss on a recurring basis:

	Level 1	Level 2	Level 3	Total
Liabilities measured at FVTPL
Derivative warrant liability (Public Warrants)	3,752	—	—	3,752
Derivative warrant liability (Private Placement Warrants)	—	136	—	136
Derivative earnout liability	—	—	7,053	7,053

Total financial liabilities	3,752	136	7,053	10,941

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Lease liability	Derivative earnout liability	Derivative warrant liabilities	Total liabilities from financing activities
At January 1, 2022	164	—	—	164
Principal paid on lease liabilities	(56)	—	—	(56)
Interest paid on lease liabilities	(9)	—	—	(9)

Total changes from financing cash flows	(65)	—	—	(65)

Effect of changes in foreign exchange rates	10	(243)	(137)	(370)
Interest charges	9	—	—	9
Acquired at Closing Date	—	6,633	3,712	10,345
Change in fair value	—	663	313	976

Total liability-related charges	19	7,053	3,888	10,960

At December 31, 2022	118	7,053	3,888	11,059

	Lease liability	Derivative earnout liability	Derivative warrant liabilities	Total liabilities from financing activities
At January 1, 2021	—	—	—	—
Principal paid on lease liabilities	(8)	—	—	(8)
Interest paid on lease liabilities	(2)	—	—	(2)

Total changes from financing cash flows	(10)	—	—	(10)

Interest charges	2	—	—	2
Capital increases	172	—	—	172

Total liability-related charges	174	—	—	174

At December 31, 2021	164	—	—	164